Condensed Consolidated Interim Statements of Financial Position (Unaudited) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 521,072	$ 328,344
Trade accounts receivable, net (Note 12)	1,485,347	1,181,447
Accounts receivable from related parties	18
Accounts receivable from property sales (Note 10)	47,823	78,862
Inventories (Note 10)	2,675,076	1,997,197
Prepaid expenses (Note 8, 14)	352,345	91,678
Income tax recoverable (Note 6)	179,153	120,557
Value added tax receivable	22,181
Derivative financial instruments (Note 12)	4,699
Other assets	137,959	105,770
Total current assets excluding assets classified as held for sale	5,425,673	3,903,855
Assets held for sale	40,000	40,000
Total current assets	5,465,673	3,943,855
Non-current assets
Accounts receivable from property sales (Note 10)	0	24,689
Property, plant and equipment, net	2,081,863	1,716,951
Right of use assets, net (Note 8)	353,141	336,588
Deferred income tax	652,158	452,979
Intangible assets, net (Note 3)	4,530,881	1,503,887
Goodwill (Note 3)	1,599,718	1,599,718
Recoverable Taxes	36,727	0
Other assets	58,822	14,241
Total non-current assets	9,313,310	5,649,053
Total assets	14,778,983	9,592,908
Current Liabilities
Short-term debt and borrowings (Note 8)	886,742	1,024,467
Accounts payable to suppliers	2,322,732	1,793,744
Accrued expenses (Note 13)	591,088	343,290
Provisions and others (Note 13)	950,345	722,237
Value added tax payable	0	93,917
Employee profit sharing payable	121,978	146,528
Lease liability (Note 8)	153,072	134,730
Derivative financial instruments (Note 12)	0	26,238
Total current liabilities	5,025,957	4,285,151
Statutory employee benefits	332,539	147,991
Deferred income tax (Note 6)	511,922	495,118
Lease liability (Note 8)	218,279	221,975
Long term debt and borrowings (Note 8)	6,416,336	3,083,187
Total non-current liabilities	7,479,076	3,948,271
Total liabilities	12,505,033	8,233,422
Stockholders’ Equity
Capital stock (Note 9)	928,580	321,312
Share premium account (Note 9)	(25,264)	(25,264)
Retained earnings (Note 9)	1,380,110	1,102,255
Other comprehensive income (Note 12)	(7,686)	(36,990)
Equity attributable to owners of the Group	2,275,740	1,361,313
Non-controlling interest	(1,790)	(1,827)
Total Stockholders’ Equity	2,273,950	1,359,486
Total Liabilities and Stockholders’ Equity	$ 14,778,983	$ 9,592,908